PRIOR PERIOD MISSTATEMENTS	9 Months Ended
Sep. 30, 2021
Prior Period Misstatements
PRIOR PERIOD MISSTATEMENTS

NOTE L – PRIOR PERIOD MISSTATEMENTS

As part of its internal review prior to submitting its financial statements for the 3-month period ended March 31, 2021, the Company’s Management identified certain items, which pursuant to GAAP standards, required adjusting entries for proper financial presentation.  The identified items related to prior periods dating back to 2019, and included: 1) Understatement of 2020 expenses, that related to 2019, in the amount of $49,174 for the nine months ended September 30, 2020 2) Understatement of 2019 accounts receivable and revenue by $17,041 due to billing not timely identified; and 3) Unrecorded gross up of fixed assets and corresponding loans on the Consolidated Balance Sheet as of December 31, 2020, which also resulted in a misclassification of costs on the Consolidated Statement of Operations by overstating Selling, General and Administrative expense and understating Depreciation and Amortization and Other Expense (for associated interest expense).

Management evaluated the impact of these misstatements and determined the impact is immaterial. Management has corrected the accompanying Condensed Consolidated Statement of Cash Flows for the nine months ended September 30, 2020, which resulted in a decrease to net cash used in operating activities of $25,125 and a corresponding decrease to net cash provided by financing activities. Additionally, management has corrected the accompanying Condensed Consolidated Balance Sheet as of December 31, 2020 and Condensed Consolidated Statement of Operations for the three and nine months ended September 30, 2021 as summarized below:

Scheduled of condensed consolidated statement of operations
	2020 Statement of Operations Impact
	For the Three Months Ended September 30, 2020		Adjustment for Error Correction	As Revised
Revenues	$111,625		$–	$111,625
Cost of sales	50,340		–	50,340
Selling, general and administrative	472,464	(3)	(10,469)	461,995
Depreciation and amortization	9,229	(3)	8,078	17,307
Research and development	5,852		–	5,852
Other expense	23,608	(3)	2,094	25,702
Net loss	$(449,868)		$297	$(449,571)

	For the Nine Months Ended September 30, 2020		Adjustment for Error Correction	As Revised
Revenues	$444,390		$–	$444,390
Cost of sales	361,087		–	361,087
Selling, general and administrative	1,675,332	(1/3)	17,767	1,693,099
Depreciation and amortization	28,808	(3)	24,234	53,042
Research and development	10,577		–	10,577
Other expense	54,269	(3)	6,282	60,551
Net loss	$(1,685,683)		$(48,283)	$(1,733,966)

	December 31, 2020 Balance Sheet Impact
	As Previously		Adjustment for	As
	Reported		Error Correction	Revised
Assets
Accounts Receivable	$42,311	(2)	$17,041	$59,352
Other current assets	599,684		–	599,684
Other assets	117,169		–	117,169
Fixed Assets	55,184	(3)	119,780	174,964
Total Assets	814,348		136,821	951,169

Liabilities
Current liabilities	$1,809,965	(3)	$33,502	$1,843,467
Note payables	–	(3)	82,383	82,383
Other liabilities	27,274		–	27,274
Total liabilities	1,837,239		115,885	1,953,124

Stockholders' deficit
Accumulated deficit	(22,092,678)	(2)/(3)	20,936	(22,071,742)
Total Stockholders' deficit	$(1,022,891)		$20,936	$(1,001,955)